Securities purchased (sold) under resale (repurchase) agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Securities purchased under agreements to resell [Abstract]
Securities purchased (sold) under resale (repurchase) agreements
3. Securities purchased (sold) under resale (repurchase) agreements
a)
Securities purchased under agreements to resell

	September 30, 2020	December 31, 2019
Available portfolio	1,883,825	971,991

National Treasury Notes (NTNs)	1,639,174	771,099
Financial Treasury Bills (LFTs)	—	195,980
National Treasury Bills (LTNs)	244,651	4,912

Collateral held	16,359,863	8,518,099

National Treasury Bills (LTNs)	397,275	1,764,410
National Treasury Notes (NTNs)	15,962,588	6,753,689

Total	18,243,688	9,490,090

Investments in purchase and sale commitments backed by sovereign debt securities refer to transactions involving the purchase of sovereign debt securities with a commitment to sale originated in the subsidiary XP CCTVM and in exclusive funds and were carried out at an average fixed rate of 1.92% p.a. (December 31, 2019 – 4.63% p.a.).
As of September 30, 2020 no amounts (December 31, 2019—R$ 654,057) from the total amount of available portfolio is being presented as cash equivalents in the statements of cash flows.
b) Securities sold under repurchase agreements

	September 30, 2020	December 31, 2019
National Treasury Bills (LTNs)	12,682,922	5,653,994
National Treasury Notes (NTNs)	22,571,006	8,533,113
Financial Treasury Bills (LFTs)	—	1,451,300

Total	35,253,928	15,638,407

As of September 30, 2020, securities sold under repurchase agreements were agreed with average interest rates of 1.89% p.a. (December 31, 2019—4.48% p.a.), with assets pledged as collateral.

6. Securities purchased under agreements to resell

	2019	2018
Available portfolio	971,991	488,809

National Treasury Notes (NTNs)	771,099	65,136
Financial Treasury Bills (LFTs)	195,980	38,014
National Treasury Bills (LTNs)	4,912	385,659
Collateral held	8,518,099	6,081,800

National Treasury Bills (LTNs)	1,764,410	4,911,635
National Treasury Notes (NTNs)	6,753,689	1,170,165

Total	9,490,090	6,570,609

Investments in purchase and sale commitments backed by sovereign debt securities refer to transactions involving the purchase of sovereign debt securities with a commitment to sale originated in the subsidiary XP CCTVM and in exclusive funds and were carried out at an average fixed rate of 4,63% p.a. (6.43% p.a. as of December 31, 2018).
As of December 31, 2019, R$ 654,057 (2018 - R$ 488,809) from the total amount of available portfolio is being presented as cash equivalents in the statements of cash flows.